As filed with the Securities and Exchange Commission on April  26, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave. Floor 4
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2012

Item 1. Schedule of Investments.

GoodHaven Fund
SCHEDULE OF INVESTMENTS at February 29, 2012 (Unaudited)

Shares	COMMON STOCKS - 64.1%	Value
	Computer & Internet Software - 10.6%
7,500	Google Inc. - Class A 1	$4,636,875
292,000	Microsoft Corp.	9,268,080
		13,904,955
	Computers & Peripheral Equipment - 7.0%
319,800	Hewlett-Packard Co.	8,094,138
52,000	Systemax Inc. 1	1,003,600
		9,097,738
	Conglomerates - 4.3%
72,200	Berkshire Hathaway Inc. - Class B 1	5,664,090
	Consumer Products - 10.0%
461,111	Spectrum Brands Holdings Inc. 1	13,104,775
	Discount Department Stores - 2.0%
44,150	Wal-Mart Stores Inc.	2,608,382
	Financial Services - 4.1%
260,300	Federated Investors Inc. - Class B	5,333,547
	General Building Supplies - 4.2%
61,200	Mueller Industries Inc.	2,815,200
160,500	Quanex Building Products Corp.	2,730,105
		5,545,305
	Loan Servicing - 3.8%
244,922	Walter Investment Management Corp.	4,991,510
	Marine Services & Equipment - 0.6%
8,200	SEACOR Holdings Inc. 1	810,816
	Metals & Mining - 2.0%
54,000	Barrick Gold Corp.	2,577,420
	Property/Casualty Insurance - 4.3%
5,840	Alleghany Corp.	1,895,898
7,484	White Mountains Insurance Group	3,713,710
		5,609,608
	Retailing - 2.1%
39,900	Sears Holdings Corp. 1	2,779,434
	Securities & Investment Banking - 5.2%
410,000	Jefferies Group Inc.	6,855,200
	Telecommunications - 1.9%
1,020,500	Sprint Nextel Corp. 1	2,520,635
	Waste Treatment & Disposal - 2.0%
85,300	Republic Services Inc.	2,544,499
	TOTAL COMMON STOCKS (Cost $76,093,618)	83,947,914

	UNITED KINGDOM INVESTMENT TRUSTS - 1.5%
339,884	JZ Capital Partners Limited 2	1,979,024
	TOTAL UNITED KINGDOM INVESTMENT TRUSTS (Cost $1,818,082)	1,979,024

Principal	CORPORATE BONDS - 2.7%	Value
	Beverage Manufacturing - 0.2%
100,000	Coca-Cola Enterprises Inc. 3.750% due 3/1/12	100,000
200,000	PepsiAmericas Inc. 5.750% due 7/31/12	204,222
		304,222
	Consumer Products - 0.2%
200,000	Procter & Gamble Co. 1.375% due 8/1/12	200,670
	Flooring Products - 1.1%
1,500,000	Mohawk Industries Inc. 7.200% due 4/15/12	1,509,375
	Retailing - 0.8%
1,000,000	Sears Roebuck Acceptance 6.700% due 4/15/12	1,001,638
	Telecommunications - 0.4%
500,000	Nextel Communications Inc. 6.875% due 10/31/13	504,375
	TOTAL CORPORATE BONDS (Cost $3,517,727)	3,520,280

	BANK LOANS - 1.6%
	Loan Servicing - 1.6%
2,000,000	Walter Investment Management Corp. 2nd Lien 6/11, 12.500% due 12/31/16	2,040,630
	TOTAL BANK LOANS (Cost $1,964,751)	2,040,630

	U.S. GOVERNMENT SECURITIES - 1.5%
	U.S. Treasury Bills - 0.2%
300,000	0.000% due 5/3/12	299,962
		299,962
	U.S. Treasury Notes - 1.3%
500,000	0.500% due 11/30/12	501,270
550,000	0.750% due 3/31/13	553,287
550,000	0.500% due 5/31/13	551,934
		1,606,491
	TOTAL U.S. GOVERNMENT SECURITIES (Cost $1,902,903)	1,906,453

	MISCELLANEOUS SECURITIES - 1.5% 3
	TOTAL MISCELLANEOUS SECURITIES (Cost $2,097,772)	1,987,975

	Total Investments (Cost $87,394,853) - 72.9%	95,382,276
	Cash and Other Assets in Excess of Liabilities - 27.1%	35,507,954
	TOTAL NET ASSETS - 100.0%	$130,890,230

1	Non-income producing security.
2	A portion of this security is considered illiquid. As of February 29, 2012, the total market value of securities considered illiquid was $879,566 or 0.7% of net assets.
3	Represents previously undisclosed securities which the Fund has held for less than one year.

The cost basis of investments for federal income tax purposes at February 29, 2012 was as follows+:

Cost of investments	$87,403,649
Gross unrealized appreciation	9,133,781
Gross unrealized depreciation	(1,155,154)
Net unrealized appreciation	$7,978,627

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at February 29, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 29, 2012.

	Level 1	Level 2	Level 3	Total

Common Stocks 4	$83,947,914	$-	$-	$83,947,914

United Kingdom Investment Trusts	$1,979,024	$-	$-	$1,979,024

Corporate Bonds 4	$-	$3,520,280	$-	$3,520,280

Bank Loans 4	$-	$2,040,630	$-	$2,040,630

U.S. Government Securities	$-	$1,906,453	$-	$1,906,453

Miscellaneous Securities	$1,242,600	$745,375	$-	$1,987,975
	$87,169,538	$8,212,738	$-	$95,382,276

4 See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title /s/ Eric W. Falkeis
                                                Eric W. Falkeis, President

Date   April  25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, President

Date   April  25, 2012

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date   April  26, 2012

* Print the name and title of each signing officer under his or her signature.

GoodHaven Fund 2.29.12 N-Q